CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Deficit [Member]	Accumulated Deficit [Member]	Total
Balance (in shares) at Dec. 31, 2012	52,907,139	8,500
Balance at Dec. 31, 2012	$ 529		$ 15,615	$ 866,515	$ (84)	$ (73,192)	$ 809,383
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(73,192)	0	73,192	0
Net Income (Loss)	$ 0		0	0	0	(105,417)	(105,417)
Common Shares Issued, net of issuance costs (in shares)	20,556,250	0
Common Shares Issued, net of issuance costs	$ 206		172,405	0	0	0	172,611
Other Comprehensive (Loss) Income	$ 0		0	0	(76)	0	(76)
Common Shares Issued in connection with the Scandic acquisition (in shares)	1,910,112
Common Shares Issued in connection with the Scandic acquisition	$ 19	$ 0	18,127	0	0	0	18,146
Common Shares Repurchased, Equity Incentive Plan (in shares)	(14,500)	14,500
Common Shares Repurchased, Equity Incentive Plan	$ 0		0	0	0	0	0
Share-Based Compensation (in shares)	0
Share-Based Compensation	$ 0		2,093	0	0	0	2,093
Dividends Paid	$ 0		0	(41,756)	0	0	(41,756)
Balance (in shares) at Dec. 31, 2013	75,359,001	23,000
Balance at Dec. 31, 2013	$ 754		208,240	751,567	(160)	(105,417)	854,984
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(105,417)	0	105,417	0
Net Income (Loss)	$ 0		0	0	0	(13,166)	(13,166)
Common Shares Issued, net of issuance costs (in shares)	13,800,000
Common Shares Issued, net of issuance costs	$ 138		113,295	0	0	0	113,433
Reduction of share premium	0		(208,240)	208,240	0	0	0
Other Comprehensive (Loss) Income	$ 0		0	0	(678)		(678)
Common Shares Repurchased, Equity Incentive Plan (in shares)	(10,000)	10,000
Common Shares Repurchased, Equity Incentive Plan			(99)	0	0	0	(99)
Common Shares Distributed - Equity Incentive Plan (in shares)	33,000	(33,000)
Common Shares Distributed - Equity Incentive Plan							0
Share-Based Compensation (in shares)	0
Share-Based Compensation	$ 0		1,096	0	0	0	1,096
Dividends Paid				(66,658)			(66,658)
Balance (in shares) at Dec. 31, 2014	89,182,001	0
Balance at Dec. 31, 2014	$ 892		114,291	787,732	(838)	(13,166)	888,911
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(13,166)	0	13,166	0
Net Income (Loss)	0		0	0	0	114,627	114,627
Other Comprehensive (Loss) Income	$ 0		0	0	(134)	0	(134)
Share-Based Compensation (in shares)	0
Share-Based Compensation	$ 0		388	0	0	0	388
Dividends Paid	$ 0		0	(8,444)	0	(114,627)	(123,071)
Balance (in shares) at Dec. 31, 2015	89,182,001	0
Balance at Dec. 31, 2015	$ 892		$ 114,679	$ 766,122	$ (972)	$ 0	$ 880,721